Investment Portfolio - September 30, 2020

(unaudited)

HIGH YIELD BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 94.5%

Non-Convertible Corporate Bonds- 94.5%
Communication Services - 4.6%
Diversified Telecommunication Services - 1.4%
ORBCOMM, Inc., 8.00%, 4/1/2024[2]	2,050,000	$1,988,500
Interactive Media & Services - 0.9%
MDC Partners, Inc., 6.50%, 5/1/2024[2]	1,415,000	1,291,187
Media - 2.3%
TEGNA, Inc., 4.75%, 3/15/2026[2]	1,385,000	1,412,700
Townsquare Media, Inc., 6.50%,
4/1/2023[2]	1,935,000	1,772,944
		3,185,644
Total Communication Services		6,465,331

Consumer Discretionary - 9.0%
Auto Components - 0.1%
Techniplas LLC, 10.00%, 5/1/2020[3,4]	870,000	193,575
Automobiles - 4.0%
Ford Motor Co., 9.00%, 4/22/2025	1,200,000	1,375,812
Ford Motor Credit Co. LLC, 4.389%,
1/8/2026	2,100,000	2,076,039
PM General Purchaser LLC, 9.50%,
10/1/2028[2]	2,160,000	2,240,352
		5,692,203

Diversified Consumer Services - 1.4%
GEMS MENASA Cayman Ltd. - GEMS
Education Delaware LLC (United Arab
Emirates), 7.125%, 7/31/2026[2]	1,985,000	1,965,150
Household Durables - 3.5%
FXI Holdings, Inc., 12.25%, 11/15/2026[2]	1,545,000	1,649,287
STL Holding Co. LLC, 7.50%, 2/15/2026	1,885,000	1,882,644
TRI Pointe Group, Inc. - TRI Pointe
Homes, Inc., 5.875%, 6/15/2024	1,290,000	1,393,200
		4,925,131
Total Consumer Discretionary		12,776,059

Consumer Staples - 1.6%
Food & Staples Retailing - 1.6%
KeHE Distributors LLC - KeHE Finance
Corp., 8.625%, 10/15/2026[2]	2,040,000	2,208,300
Energy - 18.5%
Energy Equipment & Services - 0.9%
Oceaneering International, Inc., 6.00%,
2/1/2028	2,065,000	1,291,658
Oil, Gas & Consumable Fuels - 17.6%
Antero Midstream Partners LP - Antero
Midstream Finance Corp.
5.75%, 3/1/2027[2]	1,905,000	1,576,387
5.75%, 1/15/2028[2]	1,470,000	1,209,075

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Brooge Petroleum and Gas Investment
Co. FZE (United Arab Emirates),
8.50%, 9/24/2025[2]	2,800,000	$2,659,330
Bruin E&P Partners LLC, 8.875%,
8/1/2023[3,5]	4,253,000	21,265
Calumet Specialty Products Partners
LP - Calumet Finance Corp., 11.00%,
4/15/2025[2]	1,330,000	1,203,650
CNX Midstream Partners LP - CNX
Midstream Finance Corp., 6.50%,
3/15/2026[2]	595,000	602,437
DCP Midstream Operating LP, 8.125%,
8/16/2030	1,708,000	1,930,877
EQT Corp., 8.75%, 2/1/2030[6]	1,210,000	1,427,800
Indigo Natural Resources LLC, 6.875%,
2/15/2026[2]	1,390,000	1,352,859
Ithaca Energy North Sea plc (United
Kingdom), 9.375%, 7/15/2024[2]	1,000,000	930,000
Jonah Energy LLC - Jonah Energy
Finance Corp., 7.25%, 10/15/2025[7]	5,415,000	602,419
Lonestar Resources America, Inc.,
11.25%, 1/1/2023[3,8]	2,370,000	402,900
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/2026[2]	2,070,000	1,242,000
Navigator Holdings Ltd., 8.00%,
9/10/2025[2]	2,750,000	2,750,000
New Fortress Energy, Inc., 6.75%,
9/15/2025[2]	2,725,000	2,848,988
NGL Energy Partners LP - NGL Energy
Finance Corp., 7.50%, 11/1/2023	1,250,000	832,813
Occidental Petroleum Corp., 8.875%,
7/15/2030	1,940,000	1,998,200
PDC Energy, Inc., 5.75%, 5/15/2026	1,335,000	1,239,614
		24,830,614
Total Energy		26,122,272

Financials - 23.7%
Banks - 1.8%
Fidelity & Guaranty Life Holdings, Inc.,
5.50%, 5/1/2025[2]	1,115,000	1,250,194
Lloyds Bank plc (United Kingdom), (3
mo. LIBOR US + 11.756%) (United
Kingdom), 12.00%[2,9,10]	1,120,000	1,279,600
		2,529,794
Capital Markets - 6.4%
Advisor Group Holdings, Inc., 10.75%,
8/1/2027[2]	2,057,000	2,108,425
Donnelley Financial Solutions, Inc.,
8.25%, 10/15/2024	2,070,000	2,168,325
Owl Rock Technology Finance Corp.,
4.75%, 12/15/2025[2]	1,975,000	1,951,563

Investment Portfolio - September 30, 2020

(unaudited)

HIGH YIELD BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
StoneX Group, Inc., 8.625%, 6/15/2025[2]	2,646,000	$2,857,680
		9,085,993
Consumer Finance - 6.1%
Navient Corp., 6.75%, 6/25/2025	1,940,000	1,964,250
OneMain Finance Corp., 7.125%,
3/15/2026	1,375,000	1,536,150
PRA Group, Inc., 7.375%, 9/1/2025[2]	1,955,000	2,038,830
SLM Corp., 5.125%, 4/5/2022	3,012,000	3,083,701
		8,622,931
Diversified Financial Services - 1.7%
FS Energy & Power Fund, 7.50%,
8/15/2023[2]	2,070,000	1,883,700
Oxford Finance LLC - Oxford Finance
Co-Issuer II, Inc., 6.375%, 12/15/2022[2]	543,000	529,425
		2,413,125
Insurance - 1.5%
Genworth Mortgage Holdings, Inc.,
6.50%, 8/15/2025[2]	2,060,000	2,152,082
Mortgage Real Estate Investment Trusts (REITS) - 2.7%
Ladder Capital Finance Holdings LLLP -
Ladder Capital Finance Corp., 5.25%,
10/1/2025[2]	1,950,000	1,806,188
Starwood Property Trust, Inc., 4.75%,
3/15/2025	2,040,000	1,953,300
		3,759,488
Thrifts & Mortgage Finance - 3.5%
MGIC Investment Corp., 5.25%,
8/15/2028	2,060,000	2,124,735
Radian Group, Inc., 4.875%, 3/15/2027	2,775,000	2,775,000
		4,899,735
Total Financials		33,463,148

Health Care - 3.8%
Health Care Equipment & Supplies - 1.5%
AdaptHealth LLC, 6.125%, 8/1/2028[2]	2,030,000	2,101,456
Pharmaceuticals - 2.3%
Bausch Health Companies, Inc., 5.00%,
1/30/2028[2]	2,100,000	2,039,625
Teva Pharmaceutical Finance
Netherlands III B.V. (Israel), 6.75%,
3/1/2028	1,200,000	1,254,000
		3,293,625
Total Health Care		5,395,081

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials - 17.2%
Aerospace & Defense - 1.5%
Howmet Aerospace, Inc., 6.875%,
5/1/2025	1,975,000	$2,182,375
Airlines - 1.7%
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%,
8/15/2025[2]	2,290,000	2,378,742
Commercial Services & Supplies - 2.5%
Matthews International Corp., 5.25%,
12/1/2025[2]	1,480,000	1,398,600
Prime Security Services Borrower
LLC - Prime Finance, Inc., 6.25%,
1/15/2028[2]	2,050,000	2,075,625
		3,474,225
Construction & Engineering - 2.2%
Tutor Perini Corp., 6.875%, 5/1/2025[2]	3,395,000	3,123,400
Machinery - 1.5%
Hillenbrand, Inc., 5.00%, 9/15/2026[6]	1,970,000	2,137,450
Marine - 4.3%
American Tanker, Inc. (Norway), 7.75%,
7/2/2025[11]	3,550,000	3,582,802
Global Ship Lease, Inc. (United
Kingdom), 9.875%, 11/15/2022[2]	1,600,000	1,624,000
Navios South American Logistics, Inc.
- Navios Logistics Finance US, Inc.
(Uruguay), 10.75%, 7/1/2025[2]	745,000	789,700
		5,996,502
Trading Companies & Distributors - 3.5%
Fortress Transportation and
Infrastructure Investors LLC
6.50%, 10/1/2025[2]	1,435,000	1,409,887
9.75%, 8/1/2027[2]	1,320,000	1,413,225
WESCO Distribution, Inc., 7.25%,
6/15/2028[2]	1,940,000	2,125,610
		4,948,722
Total Industrials		24,241,416
Information Technology - 4.3%
Communications Equipment - 1.0%
Hughes Satellite Systems Corp., 5.25%,
8/1/2026	1,305,000	1,387,424
Semiconductors & Semiconductor Equipment - 2.5%
ams AG (Austria), 7.00%, 7/31/2025[2]	3,400,000	3,598,662
Software - 0.8%
Logan Merger Sub, Inc., 5.50%,
9/1/2027[2]	1,115,000	1,127,878
Total Information Technology		6,113,964

Investment Portfolio - September 30, 2020

(unaudited)

HIGH YIELD BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 6.2%
Metals & Mining - 6.2%
Alcoa Nederland Holding B.V., 6.125%,
5/15/2028[2]	1,240,000	$1,306,650
Hudbay Minerals, Inc. (Peru), 6.125%,
4/1/2029[2]	2,115,000	2,093,850
IAMGOLD Corp. (Burkina Faso), 5.75%,
10/15/2028[2]	2,115,000	2,056,838
Infrabuild Australia Pty Ltd. (Australia),
12.00%, 10/1/2024[2]	1,979,000	1,899,840
Joseph T Ryerson & Son, Inc., 8.50%,
8/1/2028[2]	1,265,000	1,331,412
Northwest Acquisitions ULC - Dominion
Finco, Inc., 7.125%, 11/1/2022[3,12]	6,535,000	104,560
Total Materials		8,793,150
Real Estate - 4.3%
Equity Real Estate Investment Trusts (REITS) - 2.0%
HAT Holdings I LLC - HAT Holdings II
LLC, 3.75%, 9/15/2030[2]	1,400,000	1,403,500
Iron Mountain, Inc., 4.50%, 2/15/2031[2]	1,385,000	1,398,019
		2,801,519

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Real Estate Management & Development - 2.3%
Five Point Operating Co. LP - Five Point
Capital Corp., 7.875%, 11/15/2025[2]	1,987,000	$1,986,007
Forestar Group, Inc., 5.00%, 3/1/2028[2]	1,275,000	1,287,750
		3,273,757
Total Real Estate		6,075,276
Utilities - 1.3%
Electric Utilities - 1.3%
Talen Energy Supply LLC, 7.625%,
6/1/2028[2]	1,785,000	1,785,000
TOTAL CORPORATE BONDS
(Identified Cost $133,504,021)		133,438,997

MUTUAL FUND - 2.5%

SPDR Bloomberg Barclays High Yield
Bond ETF
(Identified Cost $3,586,131)	34,126	3,558,318

SHORT-TERM INVESTMENT - 1.8%

Dreyfus Government Cash Management,
Institutional Shares, 0.25%[13]
(Identified Cost $2,473,174)	2,473,174	2,473,174

TOTAL INVESTMENTS - 98.8%
(Identified Cost $139,563,326)		139,470,489
OTHER ASSETS, LESS LIABILITIES - 1.2%		1,689,253
NET ASSETS - 100%		$141,159,742

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

1Amount is stated in USD unless otherwise noted.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $90,516,109, or 64.1% of the Series’ net assets as of September 30, 2020.

3Issuer filed for bankruptcy and/or is in default of interest payments.

4Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on April 24, 2015 and October 9, 2015 at a cost of $1,580,000 ($100.00 per share) and $201,375 ($89.50 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $193,575, or 0.1% of the Series’ net assets as of September 30, 2020.

5Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019, March 26, 2020, May 28, 2020 and June 17, 2020 at a cost of $663,267 ($95.43 per share), $169,575 ($10.50 per share), $27,788 ($1.25 per share) and $4,000 ($2.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $21,265, or less than 0.1% of the Series’ net assets as of September 30, 2020.

6Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

Investment Portfolio - September 30, 2020

(unaudited)

7Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 28, 2017, November 28, 2017, September 5, 2018, March 26, 2020 and September 17, 2020 at a cost of $1,651,350 ($101.00 per share), $707,000 ($101.00 per share), $213,895 ($77.78 per share), $50,850 ($4.50 per share) and $380,000 ($11.88 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $602,419, or 0.4% of the Series’ net assets as of September 30, 2020.

8Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 10, 2019, September 10, 2019 and April 14, 2020 at a cost of $1,104,500 ($94.00 per share), $294,975 ($85.50 per share) and $335,000 ($20.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $402,900, or 0.3% of the Series’ net assets as of September 30, 2020.

9Security is perpetual in nature and has no stated maturity date.

10Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2020.

11Illiquid security - This security was acquired on June 18, 2020, July 28, 2020, July 31, 2020, August 5, 2020 and August 7, 2020 at a cost of $2,700,000 ($100.00 per share), $350,525 ($100.15 per share), $200,300 ($100.15 per share), $100,125 ($100.13 per share) and $200,250 ($100.13 per share), respectively. This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $3,582,802, or 2.5% of the Series’ net assets as of September 30, 2020.

12Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on October 10, 2017, September 6, 2018, May 8, 2020, May 13, 2020 and May 15, 2020 at a cost of $1,142,400 ($102.00 per share), $491,616 ($102.42 per share), $61,425 ($3.25 per share), $3,000 ($1.00 per share) and $29,500 ($1.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $104,560, or 0.1% of the Series’ net assets as of September 30, 2020.

13Rate shown is the current yield as of September 30, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Corporate debt:
Communication Services	$6,465,331	$—	$6,465,331	$—
Consumer Discretionary	12,776,059	—	12,776,059	—
Consumer Staples	2,208,300	—	2,208,300	—
Energy	26,122,272	—	26,122,272	—
Financials	33,463,148	—	33,463,148	—
Health Care	5,395,081	—	5,395,081	—
Industrials	24,241,416	—	24,241,416	—
Information Technology	6,113,964	—	6,113,964	—
Materials	8,793,150	—	8,793,150	—
Real Estate	6,075,276	—	6,075,276	—
Utilities	1,785,000	—	1,785,000	—
Mutual fund	3,558,318	3,558,318	—	—
Short-Term Investment	2,473,174	2,473,174	—	—
Total assets	$139,470,489	$6,031,492	$133,438,997	$—

There were no Level 3 securities held by the Series as of December 31, 2019 or September 30, 2020.

Investment Portfolio - September 30, 2020

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.